Purchases and other expenses - Broadcasting rights and equipment inventories - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Purchases and other expenses
Inventories in the opening balance	€ 1,048	€ 952	€ 814
Business related variations	77	104	125
Changes in the scope of consolidation	25	3	9
Translation adjustment	2	(4)	3
Reclassifications and other items	0	(6)	(1)
Inventories in the closing balance	€ 1,152	€ 1,048	€ 952